Investment Contracts - Summary of Investment Contracts (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment contracts without DPF
Total	[1]	¥ 232,500	¥ 195,706
Financial liabilities at amortised cost, category [member]
Disclosure of amounts arising from investment contracts [line Items]
Investment contracts with DPF at amortised cost		57,153	53,688	¥ 50,295
Investment contracts without DPF
Investment contracts without DPF		175,335	142,006
Financial liabilities at fair value through profit or loss, category [member]
Investment contracts without DPF
Investment contracts without DPF		¥ 12	¥ 12

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1. The fair value of policy loans approximated its carrying value. The fair values of other loans, investment contracts at amortised cost and bonds payable were determined using valuation techniques, with consideration of the present value of expected cash flows arising from contracts using a risk-adjusted discount rate, allowing for the risk-free rate available on the valuation date, credit risk and risk margin associated with the future cash flows. The fair values of other loans and investment contracts at amortised cost, and bonds payable were classified as Level 3.